Finance costs and finance income - Reconciliation of fair value measurement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance costs and finance income
Beginning balance	$ 17,718	$ 22,100
Variation of the fair value in profit and loss	(813)	(4,382)	$ 5,690
Final balance	$ 16,905	$ 17,718	$ 22,100